Condensed Parent Company Only Financial Statements - Condensed Statements of Operations (Details) - USD ($) $ in Thousands		3 Months Ended												12 Months Ended
		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income:
Gain on sale of investment securities available for sale	[1]													$ 238	$ 306	$ 781
Total interest income		$ 18,781	$ 18,759	$ 19,048	$ 17,960	$ 18,108	$ 18,343	$ 17,934	$ 17,958	$ 18,760	$ 19,024	$ 19,589	$ 19,530	74,548	72,343	76,903
Expenses:
Interest expense		3,187	3,169	3,308	3,269	3,227	3,171	2,897	3,003	3,084	3,224	3,494	3,600	12,933	12,298	13,402
Income before provision for income taxes		(3,669)	855	3,289	1,909	1,179	2,141	2,846	3,640	341	2,912	486	1,926	2,384	9,806	5,665
Income tax expense (benefit)		(92,438)	51	35	40	7	(45)	37	7	(247)	22	135	0	(92,312)	6	(90)
Net income attributable to Hampton Roads Bankshares, Inc.		$ 88,591	$ 303	$ 2,726	$ 1,335	$ 998	$ 1,996	$ 2,476	$ 3,859	$ 551	$ 2,804	$ 89	$ 632	92,955	9,329	4,076
Parent Company
Income:
Interest income														131	19	6
Gain on sale of investment securities available for sale														0	0	33
Other income														41	205	403
Total interest income														172	224	442
Expenses:
Interest expense														1,715	1,506	1,861
Other expense														1,732	4,265	3,214
Total expense														3,447	5,771	5,075
Income before provision for income taxes														(3,275)	(5,547)	(4,633)
Income tax expense (benefit)														0	0	0
Equity in undistributed earnings (loss) of subsidiaries														96,230	14,876	8,709
Net income attributable to Hampton Roads Bankshares, Inc.														$ 92,955	$ 9,329	$ 4,076

[1]	Includes $238, $306, and $781 accumulated other comprehensive income reclassifications for unrealized net gains on available for sale securities for the years ended December 21, 2015, 2014, and 2013, respectively.